Convertible redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of convertible redeemable non-controlling interests activities

	Number of shares	Amount

		(RMB in millions)

Balance as of December 31, 2019	1,004,000,000	15,964
Issuance	22,867,347	443
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	—	— *

Balance as of December 31, 2020	1,026,867,347	16,407

Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	—	(4)
Conversion of convertible redeemable preferred shares to ordinary shares	(1,026,867,347)	(16,403)

Balance as of December 31, 2021	—	—

*	Absolute value is less than RMB1 million.